Costs and expenses by nature	12 Months Ended
Dec. 31, 2023
Costs And Expenses By Nature
Costs and expenses by nature

5. Costs and expenses by nature

a) Cost of goods sold, and services rendered

	Year ended December 31,
	2023	2022	2021
Freight (i)	4,251	4,738	4,575
Services	4,131	3,614	2,878
Personnel	2,931	2,684	2,522
Depreciation, depletion and amortization	2,916	3,049	2,857
Materials	2,731	2,256	2,022
Acquisition of products	2,254	2,566	2,277
Fuel oil and gas	1,626	1,630	1,011
Royalties	1,286	1,268	1,370
Energy	781	719	639
Others	1,182	1,504	1,578
Total	24,089	24,028	21,729

(i)	The reduction in freight costs in 2023 was mainly due to the decrease of the price of bunker fuel, which is included in the freight price.

Mineral Resources Inspection Fare ("TFRM") – Certain Brazilian states, including the Brazilian States of Minas Gerais, Pará and Maranhão, impose the TFRM, a fee calculated based on mineral production.

In 2021, through an administrative decree, the State of Pará increased the TFRM rate from one fiscal unit of US$0.39 (R$2.11) to three fiscal units of US$2.07 (R$11.19) per metric ton, updated annually and with immediate requirement. However, the Company did not adopt the new rate in 2021, based on the Principle of Anteriority, which establishes that the rate increase would become due from the year following the publication of the decree.

In 2022, the Company joined the “Programa Estrutura Pará”, which aims to promote infrastructure investments in the State of Pará and adopted the rate of three fiscal units prospectively. The program also establishes the conversion of 50% of TFRM payments into the execution of works of constructed assets will be delivered to society and, therefore, will not be owned by the Company. In 2023, the Company disbursed US$451 related to TFRM (2022: US$459).

b)       Selling and administrative expenses

	Year ended December 31,
	2023	2022	2021
Personnel	243	230	217
Services	154	142	124
Depreciation and amortization	47	41	42
Advertisement	26	22	27
Other	83	80	71
Total	553	515	481

c)       Other operating expenses, net

			Year ended December 31,
	Notes	2023	2022	2021
Expenses related to Brumadinho event	25	930	1,079	851
Expenses related to de-characterization of dams	27(a)	153	72	1,725
Asset decommissioning obligations	27(b)	5	23	121
Provision for litigations	28(a)	229	153	98
Profit sharing program		147	131	126
Disposals of materials and inventories		74	46	5
COVID-19 expenses		-	-	44
Other		(40)	218	6
Total		1,498	1,722	2,976